UNITED STATES
		 SECURITIES AND EXCHANGE COMMISSION
        	       WASHINGTON D.C. 20549
	        	      FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  Sept 30, 2008

Check here if Amendment [ ]; Amendment Number:
	This Amendment (Check only one.): [ ] is a restatement.
	                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:
Name:		 Mountain Lake Group, LLC
Address:	 1 Battery Park Plaza, Seventh Floor
		 New York, NY 10004
13F File Number: 028-11139

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:	 Yvonne Li
Title: Assistant Controller
Phone: (646) 388-6002
Signature,       		Place,         	and Date of Signing
Yvonne Li   			New York	October 1, 2008

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
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FORM 13F INFORMATION TABLE

                                     VALUE SHRS OR SH/PUTINVESTMEOTHER   VOTING AUTHORITY
NAME OF ISSUER          TITLECUSIP   (x$100PRN AMT PRNCALDISCRETIMANAGERSSOLE SHARENONE
---------------------------------------------------------------------------------------
ALLEGHANY CORP-DEL      COM  01717510  5475   15000SH    SOLE            15000    0   0
ALLIED WASTE INDUSTRIES COM  01958930  4666  420000SH    SOLE            42000    0   0
ANADARKO PETROLEUM CORP COM  03251110  3396   70000SH    SOLE            70000    0   0
APACHE CORP             COM  03741110   417    4000SH    SOLE             4000    0   0
BANK OF AMERICA CORPORATCOM  06050510   350   10000SH    SOLE            10000    0   0
BERKSHIRE HATHAWAY INC-DCL A 08467010  1959      15SH    SOLE               15    0   0
BOEING CO               COM  09702310  1721   30000SH    SOLE            30000    0   0
CENVEO INC              COM  15670S10  2038  265000SH    SOLE            26500    0   0
CHIPOTLE MEXICAN GRILL ICOM  16965620  2805   60000SH    SOLE            60000    0   0
CITIGROUP INC           COM  17296710  1538   75000SH    SOLE            75000    0   0
DELL INC                COM  24702R10   165   10000SH    SOLE            10000    0   0
DEVON ENERGY CORP       COM  25179M10   274    3000SH    SOLE             3000    0   0
FIDELITY NATIONAL FINANCCOM  31620R10  2352  160000SH    SOLE            16000    0   0
FIRST AMERICAN FINANCIALCOM  31852230  2508   85000SH    SOLE            85000    0   0
FIRST MERCURY FINCL CORPCOM  32084110   340   23842SH    SOLE            23842    0   0
GENERAL ELECTRIC CO     COM  36960410   383   15000SH    SOLE            15000    0   0
Greenlight Capital RE LTCOM  G4095J10   473   20574SH    SOLE            20574    0   0
J P MORGAN CHASE & CO   COM  46625H10   467   10000SH    SOLE            10000    0   0
KRAFT FOODS INC         COM  50075N10  1965   60000SH    SOLE            60000    0   0
LEGG MASON INC          COM  52490110  -179   -4700SH    SOLE            -4700    0   0
MDC HOLDINGS INC-DEL    COM  55267610   366   10000SH    SOLE            10000    0   0
MICROSOFT CORP          COM  59491810  1868   70000SH    SOLE            70000    0   0
MOHAWK INDUSTRIES INC   COM  60819010  3302   49000SH    SOLE            49000    0   0
NATIONAL CITY CAP TR II PFD A03041935   413   70000SH    SOLE            70000    0   0
NATIONAL CITY CAP TR IIIPFD B63540T20   200   36000SH    SOLE            36000    0   0
NVR INC                 COM  62944T10  3146    5500SH    SOLE             5500    0   0
ONEBEACON INSURANCE GROUCL A G6774210   783   37000SH    SOLE            37000    0   0
ROWAN COMPANIES INC     COM  77938210  1222   40000SH    SOLE            40000    0   0
RYANAIR HOLDINGS PLC ADRCOM  78351310  1929   86000SH    SOLE            86000    0   0
SEARS HOLDINGS CORP     COM  81235010  1309   14000SH    SOLE            14000    0   0
SHERWIN WILLIAMS CO     COM  82434810  4573   80000SH    SOLE            80000    0   0
SP ACQUISITION HOLDINGS COM  78470A20   789   83100SH    SOLE            83100    0   0
SPDR GOLD TRUST         GLD S86330710  6380   75000SH    SOLE            75000    0   0
STANCORP FINL GROUP INC COM  85289110  2600   50000SH    SOLE            50000    0   0
VULCAN MATERIALS CO     COM  92916010  -596   -8000SH    SOLE            -8000    0   0
WASTE MANAGEMENT INC    COM  94106L10  4881  155000SH    SOLE            15500    0   0
WHITE MTNS INS GROUP INCCOM  G9618E10  4932   10500SH    SOLE            10500    0   0



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